Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues	$ 141,260	$ 143,095	$ 145,321
Other income			115
Operating expenses	(41,255)	(33,812)	(40,731)
Depreciation and amortization	(20,418)	(20,937)	(21,477)
Operating income	105,423	94,766	89,306
Income (loss) before tax	76,285	68,709	60,016
Income tax expense	16,290	5,564	7,275
Net income (loss)	59,995	63,145	52,741
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Cash and cash equivalents	42,519	31,770	39,126	$ 26,326
Restricted cash	8,410	7,198	8,066	6,003
Total current assets	71,280	55,158
Restricted cash	10,991	12,095	12,627	$ 13,125
Vessels, net of accumulated depreciation	602,289	619,620
Total long-term assets	932,728	926,652
Current portion of long-term debt	46,385	59,119
Derivative instruments	5,239	6,945
Refund liabilities	3,976	891
Total current liabilities	76,209	77,808
Long-term debt	339,687	355,470
Derivative instruments	7,631	19,530
Other long-term liabilities	166	124
Total long-term liabilities	397,279	410,687
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	85,061	87,144	84,865
Operating expenses	(16,427)	(18,904)	(18,088)
Depreciation and amortization	(20,532)	(20,546)	(20,524)
Impairment of long-lived assets			(149)
Operating income	48,102	47,694	46,104
Unrealized gain (loss) on derivative instruments	24,096	(12,146)	(10,418)
Other financial expense, net	(21,142)	(23,324)	(24,144)
Income (loss) before tax	51,056	12,224	11,542
Net income (loss)	$ 51,056	$ 12,224	$ 11,542
Share of joint ventures owned	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 25,528	$ 6,112	$ 5,771
Eliminations	308	308	307
Equity in earnings (losses) of joint ventures	25,836	6,420	$ 6,078
Cash and cash equivalents	15,013	13,455
Restricted cash	21,429	21,264
Other current assets	2,804	178
Total current assets	39,246	34,897
Restricted cash	13,111	14,656
Vessels, net of accumulated depreciation	478,861	499,318
Derivative instruments	1,453
Total long-term assets	493,425	513,974
Current portion of long-term debt	191,365	199,030
Amounts and loans due to owners and affiliates	1,113	7,278
Derivative instruments	14,065	14,687
Refund liabilities	1,920	1,040
Other current liabilities	8,460	8,811
Total current liabilities	216,923	230,846
Long-term debt	137,151	176,385
Loans due to owners and affiliates	15,022	1,737
Derivative instruments	47,320	69,618
Other long-term liabilities	30,593	36,040
Total long-term liabilities	230,086	283,780
Net assets (liabilities)	85,662	34,245
Share of joint ventures net assets (liabilities) before eliminations	42,831	17,123
Eliminations	(7,123)	(7,433)
Accumulated earnings (losses) of joint ventures	$ 35,708	$ 9,690